Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Cash And Cash Equivalents Text Block Abstract
Schedule of cash and cash equivalents
	2022	2021
	US$	US$
		(Restated)
Bank balances	5,286,991	982,538